Note to EDGAR Filer Support: This is not a duplicate filing. Confirmed with Wynter, Option #3, after receiving suspended test filing.

March 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Income Credit Strategies Fund

Investment Company Act File No. 811-22485; Securities Act File No. 333-[·]

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Amendment No. 13 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the registration of an indeterminate principal amount of common or preferred stock, notes or subscription rights to purchase common stock as may be sold from time to time.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2 and provide the remainder of the information necessary to complete the brackets, etc., to the extent not filed as part of this filing.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (215) 405-2404.

Sincerely,

/s/Robert Hepp
Robert Hepp

Enclosures

cc:	Lucia Sitar, Esq., Aberdeen Standard Investments Inc.
Thomas C. Bogle, Esq. Dechert LLP
William J. Bielefeld, Esq., Dechert LLP

Aberdeen Standard Investments Inc

1900 Market Street, Suite 200 Philadelphia PA 19103

Telephone: (215) 405-5700